Financial Information for Reportable Segments (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net Revenues
Asset management and administration fees									$ 2,043		$ 1,928		$ 1,822
Net interest revenue									1,764		1,725		1,524
Trading revenue									868		927		830
Other - net									256	[1]	160	[1]	135	[1]
Provision for loan losses									(16)		(18)		(27)
Net impairment losses on securities									(32)	[2]	(31)	[2]	(36)	[2]
Total net revenues	1,215	1,196	1,283	1,189	1,113	1,181	1,190	1,207	4,883		4,691		4,248
Expenses Excluding Interest	871	835	851	876	861	821	804	813	3,433	[3]	3,299	[3]	3,469	[3]
Income before taxes on income									1,450		1,392		779
Taxes on income									522		528		325
Net Income	211	247	275	195	163	220	238	243	928		864		454
Capital expenditures									138		190		127
Depreciation and amortization									196		155		146
Investor Services
Net Revenues
Asset management and administration fees									1,436		1,357		1,275
Net interest revenue									1,559		1,542		1,363
Trading revenue									612		667		598
Other - net									123	[1]	98	[1]	80	[1]
Provision for loan losses									(15)		(16)		(24)
Net impairment losses on securities									(29)		(29)		(34)
Total net revenues									3,686		3,619		3,258
Expenses Excluding Interest									2,693	[3]	2,569	[3]	2,331	[3]
Income before taxes on income									993		1,050		927
Capital expenditures									98		134		102
Depreciation and amortization									157		122		107
Advisor Services
Net Revenues
Asset management and administration fees									607		571		547
Net interest revenue									205		183		161
Trading revenue									255		260		232
Other - net									62	[1]	62	[1]	55	[1]
Provision for loan losses									(1)		(2)		(3)
Net impairment losses on securities									(3)		(2)		(2)
Total net revenues									1,125		1,072		990
Expenses Excluding Interest									739	[3]	731	[3]	694	[3]
Income before taxes on income									386		341		296
Capital expenditures									40		56		25
Depreciation and amortization									39		33		38
Unallocated
Net Revenues
Trading revenue									1
Other - net									71	[1]
Total net revenues									72
Expenses Excluding Interest									1	[3]	(1)	[3]	444	[3]
Income before taxes on income									71		1		(444)
Depreciation and amortization													$ 1

[1]	Unallocated amount includes a pre-tax gain of $70 million relating to a confidential resolution of a vendor dispute in 2012.
[2]	Net impairment losses on securities include total other-than-temporary impairment losses of $15 million, $18 million, and $41 million, net of $(17) million, $(13) million, and $5 million recognized in other comprehensive income in 2012, 2011, and 2010, respectively.
[3]	Unallocated amount primarily includes class action litigation and regulatory reserves of $320 million and money market mutual fund charges of $132 million in 2010.